Line of credit (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Mar. 30, 2022
B W [Member]
Line Of Credit Available With A Bank	$ 3,000,000	$ 3,000,000
Collateral		There are no financial commitments or covenants on the line of credit. As of December 31, 2021
Interest Rate Description	There are no financial commitments or covenants on the line of credit	Interest is payable monthly at the Wall Street Journal prime rate (3.25% at December 31, 2021)
Lenders Index Rate	3.50%	3.25%
Outstanding balance of line of credit		$ 0
ANS [Member]
Line Of Credit Available With A Bank	$ 4,000,000	$ 4,000,000
Collateral	There are no financial commitments or covenants on the line of credit	There are no financial commitments or covenants on the line of credit. As of December 31, 2021
Interest Rate Description		Interest is payable monthly at the Wall Street Journal prime rate (3.25% at December 31,2021)
Lenders Index Rate	4.75%	3.25%	4.75%
Outstanding balance of line of credit	$ 2,757,218	$ 1,898,143
Equipment | ANS [Member]
Line Of Credit Available With A Bank	$ 750,000	750,000
Outstanding balance of line of credit		$ 0
Federal Home Loan Bank rate		2.50%